June 5, 2014

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: Dreyfus Government Cash Management Funds

-Dreyfus Government Cash Management

-Dreyfus Government Prime Cash Management

 1933 Act File No.: 2-89359
 1940 Act File No.: 811-3964
 CIK No.: 0000740766

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 50 to the Registration Statement, electronically filed with the Securities and Exchange Commission on May 28, 2014 for the above-referenced Funds.

Please address any comments or questions to my attention at 212-922-6837.

Sincerely,

/s/ Jordan Hodge
Jordan Hodge
Paralegal